WARRANT AND DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 7 – WARRANT AND DERIVATIVE LIABILITIES

At the time of issuance and until March 31, 2015, the Company determined that the anti-dilutive provisions embedded in the Series C Preferred Stock and related warrants (see Note 6) did not meet the defined criteria of a derivative in such that the net settlement requirement of delivery of common shares does not meet the “readily convertible to cash” as described in Accounting Standards Codification 815 and therefore bifurcation was not required.  There was no established market for the Company’s common stock.   As of March 31, 2015, the Company determined a market had been established for the Company’s common stock and accordingly, reclassified from equity to liability treatment the fair value of the embedded reset provisions of the Series C Preferred Stock and warrants of $1,242,590 and $4,097,444, respectively.

The Company valued the reset provisions of the Series C Preferred Stock and warrants in accordance with ASC 470-20 using the Multinomial Lattice pricing model and the following assumptions: estimated contractual terms, a risk free interest rate of 0.56% to 0.89, a dividend yield of 0%, and volatility of 141.00%.

At September 30, 2017, the Company marked to market the fair value of the reset provisions of the Series C Preferred Stock and warrants and determined fair values of $285,032 and $2,240,510, respectively. The Company recorded a gain (loss) from change in fair value of derivatives of $113,724 and $(320,131) for the three and nine months ended September 30, 2017, respectively, and $17,771 and $(807,087) for the three and nine months ended September 30, 2016, respectively. The fair values of the embedded derivatives as of September 30, 2017 were determined using the Multinomial Lattice pricing model and the following assumptions: estimated contractual term of 0.25 to 2.61 years, a risk free interest rate of 1.05% to 1.47%, a dividend yield of 0%, and volatility of 150%.

NOTE 7 – WARRANT AND DERIVATIVE LIABILITIES

At the time of issuance and until March 31, 2015, the Company determined that the anti-dilutive provisions embedded in the Series C Preferred Stock and related warrants (see Note 6) did not meet the defined criteria of a derivative in such that the net settlement requirement of delivery of common shares does not meet the “readily convertible to cash” as described in Accounting Standards Codification 815 and therefore bifurcation was not required.  There was no established market for the Company’s common stock.   As of March 31, 2015, the Company determined a market had been established for the Company’s common stock and accordingly, reclassified from equity to liability treatment the fair value of the embedded reset provisions of the Series C Preferred Stock and warrants of $1,242,590 and $4,097,444, respectively.

The Company valued the reset provisions of the Series C Preferred Stock and warrants in accordance with ASC 470-20 using the Multinomial Lattice pricing model and the following assumptions: estimated contractual terms, a risk free interest rate of 0.56% to 0.89, a dividend yield of 0%, and volatility of 141.00%.

At December 31, 2016, the Company marked to market the fair value of the reset provisions of the Series C Preferred Stock and warrants and determined fair values of $288,934 and $1,937,234, respectively. The Company recorded a loss from change in fair value of derivatives of $422,908 for year ended December 31, 2016. The fair values of the embedded derivatives were determined using the Multinomial Lattice pricing model and the following assumptions: estimated contractual term of 1.43 to 3.36 years, a risk free interest rate of 0.59% to 1.47%, a dividend yield of 0%, and volatility of 161%